Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of the right of use assets - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of the right of use assets [Line Items]
Opening balances	$ 137,879	$ 147,997
Gross balance	231,603	212,446
Accumulated depreciation	(97,808)	(74,567)
Net balance	133,795	137,879
Land and building [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of the right of use assets [Line Items]
Opening balances	137,879	147,997
Gross balance	231,603	212,446
Accumulated depreciation	(97,808)	(74,567)
Net balance	133,795	137,879
Other [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the composition of the right of use assets [Line Items]
Opening balances
Gross balance
Accumulated depreciation
Net balance